EMPIRIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.3%
	ADVERTISING & MARKETING - 2.2%
19,563	Interpublic Group of Companies, Inc. (The)	$ 548,155

	ASSET MANAGEMENT - 5.1%
3,902	LPL Financial Holdings, Inc.	1,274,042

	BANKING - 0.8%
19,000	NU Holdings Ltd./Cayman Islands(a)	196,840

	BEVERAGES - 6.6%
1,307	Coca-Cola Consolidated, Inc.	1,646,807

	BIOTECH & PHARMA - 1.6%
8,166	Halozyme Therapeutics, Inc.(a)	390,416

	CHEMICALS - 1.5%
1,988	Avery Dennison Corporation	372,014

	COMMERCIAL SUPPORT SERVICES - 5.8%
4,205	Brink's Company (The)(b)	390,098
9,910	Robert Half, Inc.(b)	698,259
3,836	TriNet Group, Inc.	348,194
		1,436,551
	CONTAINERS & PACKAGING - 0.7%
1,992	Crown Holdings, Inc.	164,718

	ELECTRICAL EQUIPMENT - 2.5%
2,529	A O Smith Corporation	172,503
1,677	Generac Holdings, Inc.(a)	260,019
437	Hubbell, Inc.(b)	183,055
		615,577
	ENGINEERING & CONSTRUCTION - 4.3%
3,412	Quanta Services, Inc.(b)	1,078,363

EMPIRIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 4.9%
435	Chemed Corporation	$ 230,463
1,511	Medpace Holdings, Inc.(a)	502,000
1,705	Molina Healthcare, Inc.(a),(b)	496,240
		1,228,703
	INDUSTRIAL SUPPORT SERVICES - 4.2%
1,472	United Rentals, Inc.	1,036,936

	INSURANCE - 0.3%
377	Assurant, Inc.	80,384

	LEISURE FACILITIES & SERVICES - 2.5%
860	Domino's Pizza, Inc.	360,994
1,394	Vail Resorts, Inc.(b)	261,305
		622,299
	MACHINERY - 5.4%
5,500	Donaldson Company, Inc.	370,425
3,496	Lincoln Electric Holdings, Inc.	655,395
3,872	Toro Company (The)	310,147
		1,335,967
	MEDICAL EQUIPMENT & DEVICES - 4.0%
8,068	Bruker Corporation	472,946
6,429	Globus Medical, Inc., Class A(a)	531,743
		1,004,689
	OIL & GAS PRODUCERS - 2.6%
3,108	Exxon Mobil Corporation	334,328
640	Murphy USA, Inc.	321,120
		655,448
	RETAIL - CONSUMER STAPLES - 5.5%
6,800	BJ's Wholesale Club Holdings, Inc.(a)	607,580
1,935	Casey's General Stores, Inc.	766,705
		1,374,285
	RETAIL - DISCRETIONARY - 5.4%
140	AutoZone, Inc.(a)	448,280
400	O'Reilly Automotive, Inc.(a)	474,320

EMPIRIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	RETAIL - DISCRETIONARY - 5.4% (Continued)
2,250	Williams-Sonoma, Inc.(b)	$ 416,655
		1,339,255
	SEMICONDUCTORS - 3.2%
500	Monolithic Power Systems, Inc.	295,850
4,064	Teradyne, Inc.	511,739
		807,589
	SOFTWARE - 16.1%
13,376	Agilysys, Inc.(a),(b)	1,761,753
6,153	Calix, Inc.(a)	214,555
6,938	CommVault Systems, Inc.(a)	1,047,013
5,650	Fortinet, Inc.(a)	533,812
2,250	Paycom Software, Inc.	461,183
		4,018,316
	TECHNOLOGY SERVICES - 9.5%
1,630	Automatic Data Processing, Inc.	477,150
742	Fair Isaac Corporation(a)	1,477,270
800	Mastercard, Inc., Class A	421,256
		2,375,676
	TRANSPORTATION & LOGISTICS - 1.6%
2,160	Landstar System, Inc.(b)	371,217
225	XPO, Inc.(a)	29,509
		400,726

	TOTAL COMMON STOCKS (Cost $10,587,413)	24,003,756

	SHORT-TERM INVESTMENTS — 19.9%
	COLLATERAL FOR SECURITIES LOANED — 19.9%
4,970,183	Mount Vernon Liquid Assets Portfolio, LLC, 4.51% (Cost $4,970,183)(c)(d)	4,970,183

	TOTAL INVESTMENTS - 116.2% (Cost $15,557,596)	$ 28,973,939
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.2)%	(4,040,688)
	NET ASSETS - 100.0%	$ 24,933,251

LTD	- Limited Company

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2024, was $4,841,125.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2024.
(d)	Security was purchased with cash received as collateral for securities on loan at December 31, 2024. Total collateral had a value of $4,970,183 at December 31, 2024.